Document And Entity Information	Jan. 18, 2023
Document Information [Line Items]
Entity, Registrant Name	Orbital Infrastructure Group, Inc.
Document, Type	8-K
Document, Period End Date	Jan. 18, 2023
Entity, File Number	0-29923
Entity, Incorporation, State or Country Code	TX
Entity, Tax Identification Number	84-1463284
Entity, Address, Address Line One	5444 Westheimer Road
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77052
City Area Code	(832
Local Phone Number	467-1420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Entity, Ex Transition Period	false
Trading Symbol	OIG
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity, Central Index Key	0001108967